Stockholders' Equity (Deficit) - Schedule of Common Stock Available for Funding Reserve (Details) (10-K) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Settlement Reserve [Member]
Initial Shares of Common Stock to Establish Reserve	1,967,960	1,967,960
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018	(61,200)	(61,200)
Shares available upon execution of the Transition Agreement dated January 11, 2019	1,906,760	1,906,760
Shares issued subsequent to a "Change in Control" to accredited investors in private placements through June 30, 2019	(1,590,811)	(680,811)
Shares of Common Stock available at June 30, 2019	315,949	1,225,949
Funding Reserve [Member]
Initial Shares of Common Stock to Establish Reserve	500,000	500,000
Shares issued concurrently to transition agreement for the conversion of 75% strategic vendors, outstanding December 31, 2018
Shares available upon execution of the Transition Agreement dated January 11, 2019	500,000	500,000
Shares issued subsequent to a "Change in Control" to accredited investors in private placements through June 30, 2019	(314,937)	(314,937)
Shares of Common Stock available at June 30, 2019	185,063	185,063